UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28, 2017

Date of reporting period:	February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

HVIA EQUITY FUND

INSTITUTIONAL CLASS (HVEIX)

Managed by
Hudson Valley Investment Advisors, Inc.

ANNUAL REPORT

February 28, 2017

HVIA EQUITY FUND LETTER TO SHAREHOLDERS	February 28, 2017

The HVIA Equity Fund (HVEIX) (the “Fund”) launched on October 3rd 2016. The Fund’s focus is on using a G.A.R.P. investment framework to determine suitable investments. This acronym is “Growth at a Reasonable Price” which focuses on investing in equities that are at a discount to their expected growth rate. In my experience of using this investment philosophy I’ve come to realize that the process does not fit neatly into months, quarters or years but is expected to outperform over the longer term.

Investment Environment

The election of President Donald Trump has moved investors to reevaluate the market. The last several years have seen equity investments with consistent revenue/earnings and bond like dynamics (sectors such as REIT’s, Utilities and Consumer Staples) outperforming. Due to the Trump election win, these sectors have underperformed since the start of the year as markets discounted an improvement in economic conditions. The Trump agenda has pointed to an expectation of a reduction of regulations, tax reform and infrastructure investment. The market has been discounting a more pro-business agenda which is expected to be a change in fiscal policy, investments into U.S. infrastructure and the greater willingness of businesses to expand. The outcome is for increased earnings and for more cyclical industry groups to report higher than consensus results.

The early efforts by the Trump administration have focused on adding jobs by pushing through pipeline approvals, pushing companies to return jobs to the U.S. from overseas and changing domestic taxes that may make it more expensive to operate outside of the United States (U.S.). This framework of focusing on an America first agenda has at least made businesses look to retain and grow jobs in the U.S. This last point does not take into account the potential ancillary ramifications as trade, manufacturing and logistics are all intertwined and the end result may be less helpful to the U.S. than intended.

We believe that the economic position of the U.S. is pointing to an improvement in growth, a reflationary economy, higher commodity prices and ultimately EPS growth. Over the past few weeks we have seen a pickup in economic vitality. Suboptimal growth over the past few years is now enjoying acceleration and we believe it will improve the economic strength of the U.S. and will have the ancillary effect of supporting worldwide growth in the quarters to come.

The Fund’s Adviser, Hudson Valley Investment Advisors, Inc. (the “Adviser”) focuses on changes to S&P 500 revenues and earnings as they are, in our opinion, the main driver of stocks over the longer term. The equity markets have digested a flat earnings stream for the S&P 500 from 2014 through 2016 and are now discounting improving EPS growth of mid-single digits. Equity markets have seen appreciation over the past few years as market multiples expanded. We believe that multiple expansion will be limited moving forward as multiples are now at the higher end of their historical range. The Adviser is anticipating higher earnings growth in 2017 which could spur additional market appreciation.

1

Current Market and Economic Conditions

At February 28th, 2017, the equity market has seen a year over year improvement in both revenues and earnings for the S&P 500. This is the first time since the end of fiscal year 2014 and the first quarter of 2015 that earnings have seen improvement two quarters in a row. In addition, the number of negative earnings revisions has been limited versus historical patterns and margins have maintained strong historical levels.

Other factors are the yield curve maintaining a positive slope which points to a continued expectation of economic improvement by fixed income investors while commodity prices have pointed to an environment of economic strength. PMI’s, employment and consumer confidence are also pointing to continued strength in the economy.

Our stock selections are focused on improvement in economic vitality. In spite of the higher level of P/E ratios, many of our overweight sectors, such as Financials, are trading at lower P/E ratios than that of the overall market. Individual names have benefited from leverage that is seen from their business lines and changes in the overall economy.

Investment Philosophy and Performance

Since inception through February 28, 2017, HVEIX is up 14.06% versus 10.34% for the S&P 500. The Fund outperformed its benchmark due to our overweight in the Financials and Information Technology sectors while underweighting the Consumer Staples, Real Estate and Utilities sectors. In addition, stock selection in select Industrial and Financial names helped provide outperformance during the quarter. We are positioned for a continued improvement in corporate revenues and expansion of margins as we move into the back half of 2017. We are investing with an eye for the longer term, which means over 18 months. Our focus is on stocks that are showing improving asset utilization, margin improvement and the efficient use of capital. This can be summed up in an improving return on equity, but are trading at a discount to their historical growth or that of the industry group.

The following three positions had the largest impact on the Fund’s performance since inception through February 28th, 2017:

a)	CSX Corporation - CSX (+59.3%)

b)	Bank of America Corporation - BAC (+53.4%)

c)	Goldman Sachs Group - GS (+48.5%)

Since the inception on October 3, 2016, the Fund benefited from improving dynamics in the financial services industry and the better than expected earnings from more cyclically oriented groups. What these stocks have in common is that they are leveraged to economic growth. CSX is benefitting from a rebound in chemical and intermodal transportation but also is the beneficiary of increasing coal shipments which grew to 20% of total revenues. CSX has a long runway to get back to its historical high in coal shipments 10 years ago of 40% of total revenues. Both BAC and GS helped the Fund as the focus of an improving economy was seen from higher levels of trading revenues and the better than expected lending environment. The continued expectation of a higher lending spread and pick up in markets growth should not surprise investors as interest rates normalize.

2

The following positions had the greatest negative impact on the Fund’s performance since inception through February 28, 2017:

a)	Conoco Phillips COP (-5.8%)

b)	Williams Companies WMB (-4.8%)

c)	AutoZone AZO (-3.5%)

The two energy names COP and WMB, were impacted by the lower oil prices seen in the short term after a rebound during the prior quarter. The third equity position, AZO, was hurt by the perceived impact from Amazon’s (“AMZN”) announcement that it would be entering the auto parts market. We believe that energy prices will see growth from the improvement in worldwide growth off a low base which should be a tailwind to the energy complex. In our opinion, the AMZN announcement should not impact the stock over the long term as AMZN already sells parts online. Most consumers need a part immediately and are unwilling to wait several days for delivery. We believe the wait to have a car fixed does not make AMZN a viable competitor and might not be as impactful to the brick and mortar businesses.

Sincerely,

Gustave J. Scacco
Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-209-8710.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.hviafunds.com or call 1-888-209-8710 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

3

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

4

HVIA EQUITY FUND
PERFORMANCE INFORMATION
February 28, 2017 (Unaudited)

Comparison of the Change in Value of a $25,000 Investment in
HVIA Equity Fund - Institutional Class versus the S&P 500® Index

Total Returns (for the period ended February 28, 2017)
Since Inception(b)
HVIA Equity Fund - Institutional Class(a)	14.06%
S&P 500® Index	10.34%

(a)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on October 3, 2016.

5

HVIA EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
CSX Corporation	3.3%
JPMorgan Chase & Company	3.0%
Bank of America Corporation	2.9%
Broadcom Ltd.	2.8%
Apple, Inc.	2.7%
Adobe Systems, Inc.	2.7%
Facebook, Inc. - Class A	2.6%
Morgan Stanley	2.5%
Alphabet, Inc. - Class C	2.4%
FedEx Corporation	2.4%

6

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS February 28, 2017
COMMON STOCKS — 93.5%	Shares	Value
Consumer Discretionary — 10.5%
Hotels, Restaurants & Leisure — 2.0%
Royal Caribbean Cruises Ltd.	2,335	$224,393

Household Durables — 1.0%
Lennar Corporation - Class A	2,400	117,096

Media — 1.3%
Walt Disney Company (The)	1,400	154,126

Multi-line Retail — 1.0%
Dollar General Corporation	1,525	111,355

Specialty Retail — 4.1%
AutoZone, Inc. (a)	195	143,627
CarMax, Inc. (a)	3,175	204,915
Home Depot, Inc. (The)	850	123,174
		471,716
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. - Class B	2,100	120,036

Consumer Staples — 7.3%
Beverages — 3.3%
Molson Coors Brewing Company - Class B	1,950	195,760
PepsiCo, Inc.	1,650	182,127
		377,887
Food Products — 3.0%
J.M. Smucker Company (The)	1,000	141,730
Kraft Heinz Company (The)	2,200	201,322
		343,052
Personal Products — 1.0%
Estée Lauder Companies, Inc. (The) - Class A	1,300	107,705

Energy — 6.3%
Oil, Gas & Consumable Fuels — 6.3%
ConocoPhillips	3,700	176,009
Enbridge, Inc.	4,207	176,046
Exxon Mobil Corporation	2,300	187,036
Williams Companies, Inc. (The)	6,300	178,542
		717,633

7

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.5% (Continued)	Shares	Value
Financials — 18.0%
Banks — 9.4%
Bank of America Corporation	13,400	$330,712
JPMorgan Chase & Company	3,800	344,356
SunTrust Banks, Inc.	3,850	229,037
Wells Fargo & Company	2,750	159,170
		1,063,275
Capital Markets — 6.3%
Bank of New York Mellon Corporation (The)	4,000	188,560
Goldman Sachs Group, Inc. (The)	1,000	248,060
Morgan Stanley	6,200	283,154
		719,774
Insurance — 2.3%
Marsh & McLennan Companies, Inc.	3,600	264,528

Health Care — 13.8%
Biotechnology — 2.3%
Celgene Corporation (a)	2,100	259,371

Health Care Equipment & Supplies — 3.1%
Danaher Corporation	2,400	205,320
Medtronic plc	1,800	145,638
		350,958
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	1,350	223,263

Life Sciences Tools & Services — 3.2%
PerkinElmer, Inc.	3,350	181,771
Thermo Fisher Scientific, Inc.	1,200	189,216
		370,987
Pharmaceuticals — 3.2%
Eli Lilly & Company	2,300	190,463
Pfizer, Inc.	5,000	170,600
		361,063
Industrials — 10.2%
Air Freight & Logistics — 2.4%
FedEx Corporation	1,400	270,172

Building Products — 1.0%
Masco Corporation	3,450	116,541

8

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.5% (Continued)	Shares	Value
Industrials — 10.2% (Continued)
Machinery — 3.5%
Lincoln Electric Holdings, Inc.	2,500	$210,525
Oshkosh Corporation	2,750	186,697
		397,222
Road & Rail — 3.3%
CSX Corporation	7,750	376,340

Information Technology — 20.5%
Communications Equipment — 1.9%
Harris Corporation	2,025	222,548

Internet Software & Services — 6.5%
Alphabet, Inc. - Class C (a)	335	275,775
eBay, Inc. (a)	4,750	161,025
Facebook, Inc. - Class A (a)	2,200	298,188
		734,988
Semiconductors & Semiconductor Equipment — 2.8%
Broadcom Ltd.	1,520	320,614

Software — 6.6%
Adobe Systems, Inc. (a)	2,600	307,684
Microsoft Corporation	3,050	195,139
Red Hat, Inc. (a)	2,975	246,360
		749,183
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	2,250	308,228

Materials — 4.2%
Chemicals — 4.2%
Dow Chemical Company (The)	2,850	177,441
LyondellBasell Industries N.V. - Class A	1,875	171,075
Sherwin-Williams Company (The)	425	131,129
		479,645
Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	3,200	158,816

9

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.5% (Continued)	Shares	Value
Utilities — 1.3%
Electric Utilities 0.9%
Duke Energy Corporation	1,200	$99,060

Independent Power and Renewable Electricity Producers — 0.4%
AES Corporation	4,000	46,080

Total Investments at Value — 93.5% (Cost $9,307,498)		$10,637,655

Other Assets in Excess of Liabilities — 6.5%		742,886

Net Assets — 100.0%		$11,380,541

(a)	Non-income producing security.
See accompanying notes to financial statements.

10

HVIA EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2017
ASSETS
Investments in securities:
At acquisition cost	$9,307,498
At value (Note 2)	$10,637,655
Cash	729,717
Receivable for capital shares sold	550
Receivable from Adviser (Note 4)	2,712
Dividends receivable	15,840
Other assets	7,140
TOTAL ASSETS	11,393,614

LIABILITIES
Payable to administrator (Note 4)	5,580
Other accrued expenses	7,493
TOTAL LIABILITIES	13,073

NET ASSETS	$11,380,541

NET ASSETS CONSIST OF:
Paid-in capital	$10,030,341
Undistributed net investment income	7,199
Accumulated net realized gains from security transactions	12,844
Net unrealized appreciation on investments	1,330,157
NET ASSETS	$11,380,541

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$11,380,541
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	999,124

Net asset value, offering price and redemption price per share (Note 2)	$11.39

See accompanying notes to financial statements.

11

HVIA EQUITY FUND STATEMENT OF OPERATIONS For the Period Ended February 28, 2017(a)
INVESTMENT INCOME
Dividend income	$60,866

EXPENSES
Investment advisory fees (Note 4)	29,050
Professional fees	10,649
Fund accounting fees (Note 4)	10,262
Administration fees (Note 4)	9,871
Transfer agent fees (Note 4)	7,403
Trustees’ fees (Note 4)	6,375
Compliance fees (Note 4)	4,935
Registration and filing fees	4,635
Custody and bank service fees	2,906
Postage and supplies	2,640
Printing of shareholder reports	810
Other expenses	3,163
TOTAL EXPENSES	92,699
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(53,835)
NET EXPENSES	38,864

NET INVESTMENT INCOME	22,002

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	12,844
Net change in unrealized appreciation (depreciation) on investments	1,330,157
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,343,001

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,365,003

(a)	Represents the period from the commecement of operations (October 3, 2016) through February 28, 2017.
See accompanying notes to financial statements.

12

HVIA EQUITY FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2017(a)
FROM OPERATIONS
Net investment income	$22,002
Net realized gains from security transactions	12,844
Net change in unrealized appreciation (depreciation) on investments	1,330,157
Net increase in net assets from operations	1,365,003

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Shares	(14,803)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	10,308,817
Net asset value of shares issued in reinvestment of distributions to shareholders	1
Payments for shares redeemed	(278,477)
Net increase in Institutional Shares net assets from capital share transactions	10,030,341

TOTAL INCREASE IN NET ASSETS	11,380,541

NET ASSETS
Beginning of period	—
End of period	$11,380,541

UNDISTRIBUTED NET INVESTMENT INCOME	$7,199

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,026,182
Shares reinvested	0 *
Shares redeemed	(27,058)
Net increase in shares outstanding	999,124
Shares outstanding at beginning of period	—
Shares outstanding at end of period	999,124

(a)	Represents the period from the commencement of operations (October 3, 2016) through February 28, 2017.
*	Shares round to less than 1.
See accompanying notes to financial statements.

13

HVIA EQUITY FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 28, 2017(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	1.39
Total from investment operations	1.41

Less distributions:
From net investment income	(0.02)

Net asset value at end of period	$11.39

Total return (b)	14.06	%(c)

Net assets at end of period (000’s)	$11,381

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.36	%(d)

Ratio of net expenses to average net assets (e)	0.99	%(d)

Ratio of net investment income to average net assets (e)	0.56	%(d)

Portfolio turnover rate	2	%(c)

(a)	Represents the period from the commencement of operations (October 3, 2016) through February 28, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

14

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2017

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 3, 2016.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of February 28, 2017, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value

15

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,637,655	$—	$—	$10,637,655

Refer to the Fund’s Schedule of Investments for a listing of common stocks by industry type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

16

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of February 28, 2017, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Fund to shareholders during the period ended February 28, 2017 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

17

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$9,307,498
Gross unrealized appreciation	$1,380,141
Gross unrealized depreciation	(49,984)
Net unrealized appreciation	1,330,157
Undistributed ordinary income	20,043
Accumulated earnings	$1,350,200

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the period ended February 28, 2017 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments were $9,491,648 and $195,464, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Hudson Valley Investment Advisors, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2019, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.99% of average daily net assets of Institutional Class shares. Accordingly, the Adviser did not collect any of its investment advisory fees and in addition, reimbursed other operating expenses totaling $24,785 during the period ended February 28, 2017.

18

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $53,835 no later than February 29, 2020.

The Adviser paid all expenses incurred related to the organization, offering and initial registration of the Fund. Such expenses are not subject to repayment by the Fund to the Adviser.

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2017, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	100%

19

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following: On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund, replacing Gustave J. Scacco.

20

HVIA EQUITY FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of HVIA Equity Fund and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HVIA Equity Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period October 3, 2016 (commencement of operations) through February 28, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HVIA Equity Fund as of February 28, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
April 27, 2017

21

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (October 3, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

22

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value September 1, 2016 (a)	Ending Account Value February 28, 2017	Net Expense Ratio (b)	Expenses Paid During Period (c)
Based on Actual Fund Return	$ 1,000.00	$ 1,140.60	0.99%	$ 4.33
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.89	0.99%	$ 4.96

(a)	Beginning Account Value is as of October 3, 2016 (date of commencement of operations) for the Actual Fund Return.
(b)	Annualized, based on the Fund’s expenses for the period since inception.
(c)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period since inception) and 181/365 (to reflect the one-half year period), for the Actual Fund Return and Hypothetical 5% Return, respectively.

23

HVIA EQUITY FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2017 will be available without charge upon request no later than August 31, 2017 by calling toll-free 1-888-209-8710, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

HVIA EQUITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	26	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	26	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly the Standard Register Company) from 2011 to 2016	26	None
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	26	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

25

HVIA EQUITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

President, Valued Advisers Trust (2017 to present); Secretary, Unified Series Trust (2016 to present); Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-209-8710.

26

HVIA EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board, including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement (the “Agreement”) with the Adviser for an initial two-year term. Approval took place at an in-person meeting held on July 25-26, 2016, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Agreement. The Board also considered the Adviser’s proposed services to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations; the proposed initial marketing and distribution efforts; and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information provided to the Board (e.g., information regarding the Adviser’s business), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to the Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. The Board considered the investment management experience of the Adviser and thoroughly discussed with the Adviser the investment objective and strategies for the Fund. The Board also reviewed the Adviser’s experience in managing similar types of strategies, and its plans for implementing such strategies. After consideration of these and other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. The Board considered the Adviser’s personnel and methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of financial commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the ELA and noted the benefit to the Fund from the Adviser’s contractual obligation to reduce its advisory fee or reimburse other operating expenses through July 1, 2019. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of

27

HVIA EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the Adviser’s name. The Board noted that the Fund’s advisory fee of 0.74% was above the average and the median for the Fund’s custom peer group. The Board further noted that the proposed expense ratio of 0.99% is above the average and median for the Fund’s custom peer group but was not the highest in the group. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Fund is within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Agreement and the ELA. The Board determined that the shareholders of the Fund would benefit from the ELA until the Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further consideration of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits for the next two years, and the Board could review the arrangements going forward as necessary. After further discussion, the Board concluded the Fund’s arrangements with the Adviser were fair and reasonable in relationship to the nature and quality of services to be provided by the Adviser and would benefit the Fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used to complete the Fund’s portfolio transactions; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including the Adviser’s other clients with similar types of investment objectives and strategies as the Fund. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, and in reliance on the information provided by the Adviser and Trust management, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

28

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LADDER SELECT BOND FUND

INSTITUTIONAL CLASS (LSBIX)

Managed by
Ladder Capital Asset Management LLC

ANNUAL REPORT

February 28, 2017

LADDER SELECT BOND FUND LETTER TO SHAREHOLDERS	March 17, 2017

Dear Ladder Select Bond Fund Shareholders,

From inception on October 18, 2016 to February 28, 2017, the Ladder Select Bond Fund (the “Fund”) returned +0.85%. For the same period, the Fund’s benchmark, the Bloomberg Barclays Intermediate Government/Credit Bond Index, returned -1.15%. The Fund outperformed its benchmark by 2.00%.

The Fund seeks to capitalize on the sector-specific knowledge of commercial real estate (“CRE”) and commercial mortgage-backed securities (“CMBS”) of its adviser, Ladder Capital Asset Management (“LCAM”), to select investments that satisfy the Fund’s investment objective of seeking a combination of current income and capital preservation.

Consistent with LCAM’s philosophy of seeking outperformance through deep sector expertise, the strong performance of the Fund versus its benchmark during the period was driven by three of its larger holdings.

■

JPMCC 2016-WPT D – This investment is secured by a highly diverse office portfolio of 108 properties with 417 tenant leases. A significant proportion of those tenants are rated investment grade. The floating rate investment grade security owned by the Fund is rated BBB by S&P and has a coupon of one-month dollar LIBOR (“LIBOR”) +3.75%.

■

WFCM 2013-LC12 A3FL – The Fund’s investment in this conduit last cash flow floating rate security allowed the Fund to be exposed to the AAA CMBS basis without the exposure to Treasury rates or the potential cost of interest rate hedges. The position was bought and sold during the period.

■

COMM 2014-BBG A – The Fund invested in a single pass-through security secured by the Bloomberg world headquarters located at East 59th Street and Lexington Avenue in Manhattan. Rated AAA, this floating rate security was bought at a discount to par value given its coupon of LIBOR+0.90%. The Fund has been able to realize a mark to market price increase with the tightening of spreads during the period.

Underperformance during the period in a number of Fund positions was a result of the rise in U.S. Treasury yields as further discussed below. The following three fixed rate Fund positions: HILT 2016-SFP A, HILT 2016-SFP B and GSMS 2005-ROCK X1 were the most significant underperformers during the period.

To minimize exposure to interest rate moves, the Fund diversified its investments in shorter-duration and floating-rate CMBS investments, ending the period with a portfolio comprised of 48.9% floating-rate securities indexed to LIBOR, 36.5% fixed rate securities, and 14.6% cash. To further mitigate the portfolio’s exposure to interest rate movements, the Fund expects to employ hedging strategies using derivatives. At the end of the period, the Fund’s portfolio included a short position in 5-year interest rate swap future contracts.

1

Market Environment:

Since the Fund’s inception, improved consumer sentiment, expectations of a potential tax code overhaul, modification and/or repeal of numerous government regulations and the relative strength of domestic economic data have propelled U.S. stock market indices to all-time highs. The U.S. Treasury curve has been range bound, with the 2-year to 10-year Treasury curve steepening slightly. From the Fund’s inception through February 28, 2017, the 2-year Treasury yield increased 46 basis points, the 5-year Treasury yield increased 70 basis points, and the 10-year Treasury yield increased 65 basis points. Three to four rate hikes by the Federal Reserve are expected during 2017 with the first rate increase of 25 basis points announced at the recent March Federal Open Market Committee meeting.

Spreads on CMBS during the period tightened as investors searched for yield, with last cash flow 2016 AAAs tighter by 16 basis points and 2016 BBB- bonds tighter by 135 basis points. The market’s expectations for higher interest rates in the future also created an aggressive investor bid for floating rate and shorter duration investments. Spreads on 2013 last cash flow AAA bonds, which LCAM looks at as an example of intermediate-duration performance, tightened by 22 basis points over the period.

LCAM generally views current CMBS underwriting standards as supportive of capital preservation. According to Wells Fargo’s monthly CMBS Research Briefing – January 6, 2017, loan-to-value ratios at origination for CRE loans underlying conduit transactions since 2010 have ranged from 59.2% to 65.8%, with 2016 originations at 61.0% loan-to-value. Debt service coverage ratios for the same transactions have ranged from 1.61x to 1.89x, with the 2016 vintage posting the highest post-crisis debt service coverage ratio of 1.89x. These relatively conservative credit metrics are supported by an active CRE acquisition market, which provides support for the overall level of CRE valuations.

Outlook:

LCAM continues to monitor market volatility and financial market expectations of the new U.S. Presidential administration. We anticipate some increase in U.S. economic growth in the medium term as a result of positive consumer sentiment, potential for lower personal and corporate taxes, government spending increases directed at infrastructure and defense, and deregulation. However, these potential policy changes could lead to larger U.S. budget deficits, higher inflation rates, rising interest rates and increased market volatility.

In this environment, CRE values may benefit via an increase in sector and individual property cash flows, but higher interest rates could put pressure on CRE cap rates. Increased CRE cap rates could have a negative effect on the fundamentals, as higher cap rates could make it more difficult to refinance existing debt. New loans may require more leverage or new capital in the form of mezzanine debt, preferred equity, or entirely new equity via an outright sale either by the existing owner or the CMBS servicer.

Consistent with its capital preservation objective, the Fund will continue its strategy of investing in CRE debt exhibiting strong fundamental credit metrics while focusing on relative value within each respective transaction’s capital structure. The Fund will also continue to be cautious with respect to credit exposure given the potential for increased refinance risk in a higher interest rate environment.

2

On behalf of everyone at Ladder Capital Asset Management, we would like to thank you for investing with us. We look forward to the Fund’s continued success.

Sincerely,

Brian Harris	Craig Sedmak
Principal Executive Officer and Portfolio Manager	Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-859-5867.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.ladderfunds.com or call 1-888-859-5867 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

LADDER SELECT BOND FUND
PERFORMANCE INFORMATION
February 28, 2017 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Ladder Select Bond Fund - Institutional Class versus the
Bloomberg Barclays Intermediate Government/Credit Bond Index

Total Returns (for the period ended February 28, 2017)
Since Inception(b)
Ladder Select Bond Fund - Institutional Class (a)	0.85%
Bloomberg Barclays Intermediate Government/Credit Bond Index	(1.15%)

(a)	The Fund's total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on October 18, 2016.

4

LADDER SELECT BOND FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Commercial Mortgage Trust, Series 2014-BBG, Class A, 144A, 1.5700%(a), due 03/15/2029	21.5%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 144A, 4.5200%(a), due 10/15/2033	14.4%
Hilton USA Trust, Series 2016-SFP, Class A, 144A, 2.8284%, due 11/05/2035	4.8%
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.0630%, due 12/10/2044	4.7%
Hilton USA Trust, Series 2016-SFP, Class B, 144A, 3.3228%, due 11/05/2035	4.5%
Progressive Residential Trust, Series 2016-SFR1, Class A, 144A, 2.2722%(a), due 09/17/2033	4.4%
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B, 4.1420%, due 10/15/2045	4.3%
Commercial Mortgage Trust, Series 2013-WWP, Class B, 144A, 3.7255%, due 03/10/2031	4.3%
Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 144A, 2.1200%(a), due 02/15/2034	4.1%
Commercial Mortgage Trust, Series 2014-TWC, Class B, 144A, 2.3761%(a), due 02/13/2032	3.6%

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.

5

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS February 28, 2017
MORTGAGE-BACKED SECURITIES — 85.1%	Coupon		Maturity	Par Value	Value
Commercial — 85.1%
Citigroup Commercial Mortgage Trust,
Series 2016-SMPL, Class A, 144A	2.2280%		09/10/2031	$51,000	$50,096
Cobalt CMBS Commercial Trust,
Series 2007-C2, Class A1A	5.4770%		04/15/2047	33,308	33,372
Commercial Mortgage Trust,
Series 2014-BBG, Class A, 144A	1.5700	%(a)	03/15/2029	2,655,000	2,659,166
Commercial Mortgage Trust,
Series 2013-WWP, Class A2, 144A	3.4244%		03/10/2031	62,500	64,706
Commercial Mortgage Trust,
Series 2013-WWP, Class B, 144A	3.7255%		03/10/2031	509,000	526,349
Commercial Mortgage Trust,
Series 2014-TWC, Class B, 144A	2.3761	%(a)	02/13/2032	450,000	450,703
Commercial Mortgage Trust,
Series 2012-LC4, Class AM	4.0630%		12/10/2044	550,000	582,023
Commercial Mortgage Trust,
Series 2013-LC6, Class AM	3.2820%		01/10/2046	107,000	108,412
Commercial Mortgage Trust,
Series 2013-LC13, Class AM, 144A	4.5570%		08/10/2046	206,000	222,299
Goldman Sachs Mortgage Securities Trust, IO,
Series 2005-ROCK, Class X1, 144A	0.2072	%(a)	05/03/2032	14,016,000	272,499
Hilton USA Trust,
Series 2016-SFP, Class A, 144A	2.8284%		11/05/2035	600,000	592,569
Hilton USA Trust,
Series 2016-SFP, Class B, 144A	3.3228%		11/05/2035	565,000	562,430
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-WPT, Class D, 144A	4.5200	%(a)	10/15/2033	1,750,000	1,778,416
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A	4.2050%		01/20/2041	150,000	150,023
Morgan Stanley Capital Group Trust,
Series 2016-SNR, Class A, 144A	3.3480%		11/15/2034	375,000	374,350
Morgan Stanley Capital I Trust,
Series 2017-PRME, Class B, 144A	2.1200	%(a)	02/15/2034	500,000	502,365
Progressive Residential Trust,
Series 2016-SFR1, Class A, 144A	2.2722	%(a)	09/17/2033	534,466	540,780
Resource Capital Corporation Ltd.,
Series 2015-CRE4, Class A, 144A (b)	2.1722	%(a)	08/17/2032	126,442	125,812

6

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 85.1% (Continued)	Coupon		Maturity	Par Value	Value
Commercial — 85.1% (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class D, 144A	2.7096	%(a)	03/18/2028	$39,000	$38,291
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class B	4.1420%		10/15/2045	506,000	526,799
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class A, 144A	4.0824%		03/13/2031	47,112	47,715
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class B, 144A	5.9649%		03/13/2031	315,000	329,017
Total Mortgage-Backed Securities (Cost $10,506,718)					$10,538,192

MONEY MARKET FUNDS — 14.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (c) (Cost $1,802,925)	1,802,925	$1,802,925

Total Investments at Value — 99.7% (Cost $12,309,643)		$12,341,117

Other Assets in Excess of Liabilities — 0.3%		33,831

Net Assets — 100.0%		$12,374,948

144A -

Security was purchased in a transaction exempt under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,287,586 as of February 28, 2017, representing 75.1% of net assets (Note 8).

IO -	Interest only strip.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.
(b)	Security has been determined to be illiquid by the Fund’s investment adviser. Total value of illiquid securities held as of February 28, 2017, was $125,812, representing 1.0% of net assets.
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.
See accompanying notes to financial statements.

7

LADDER SELECT BOND FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT February 28, 2017
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Notional Value of Contracts	Unrealized Depreciation
Swap Futures
Primary Fixed Rate 5-Year USD Deliverable Interest Rate Swap Future	03/13/2017	12	$1,169,438	$(902)

See accompanying notes to financial statements.

8

LADDER SELECT BOND FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2017
ASSETS
Investments in securities:
At cost	$12,309,643
At value (Note 2)	$12,341,117
Margin deposits for futures contracts (Notes 2 and 5)	25,000
Interest receivable	21,303
Receivable from Adviser (Note 4)	2,393
Other assets	781
Total assets	12,390,594

LIABILITIES
Dividends payable	420
Unrealized depreciation on futures contracts (Notes 2 and 5)	902
Payable to administrator (Note 4)	6,090
Other accrued expenses	8,234
Total liabilities	15,646

NET ASSETS	$12,374,948

NET ASSETS CONSIST OF:
Paid-in capital	$12,318,086
Undistributed net investment income	984
Accumulated net realized gains from security transactions and other financial instruments	25,306
Net unrealized appreciation (depreciation) on:
Investments	31,474
Futures contracts	(902)
NET ASSETS	$12,374,948

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$12,374,948
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,231,854
Net asset value, offering price and redemption price per share (Note 2)	$10.05

See accompanying notes to financial statements.

9

LADDER SELECT BOND FUND STATEMENT OF OPERATIONS For the Period Ended February 28, 2017 (a)
INVESTMENT INCOME
Interest	$80,116
Dividends	4,350
84,466
EXPENSES
Investment advisory fees (Note 4)	33,179
Professional fees	12,871
Fund accounting fees (Note 4)	9,345
Administration fees (Note 4)	8,903
Registration and filing fees	7,368
Trustees’ fees and expenses (Note 4)	6,375
Compliance fees (Note 4)	4,452
Transfer agent fees (Note 4)	4,452
Custody and bank service fees	3,094
Pricing fees	2,801
Postage and supplies	2,729
Other expenses	4,673
Total expenses	100,242
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(58,216)
Net expenses	42,026

NET INVESTMENT INCOME	42,440

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	26,989
Futures contracts (Note 5)	—
Net change in unrealized appreciation (depreciation) on:
Investments	31,474
Futures contracts (Note 5)	(902)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	57,561

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,001

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
See accompanying notes to financial statements.

10

LADDER SELECT BOND FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2017 (a)
FROM OPERATIONS
Net investment income	$42,440
Net realized gains from:
Investments	26,989
Futures contracts (Note 5)	—
Net change in unrealized appreciation (depreciation) on:
Investments	31,474
Futures contracts (Note 5)	(902)
Net increase in net assets from operations	100,001

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Shares	(43,139)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	12,276,000
Net asset value of shares issued in reinvestment of distributions to shareholders	42,086
Net increase in Institutional Shares net assets from capital share transactions	12,318,086

TOTAL INCREASE IN NET ASSETS	12,374,948

NET ASSETS
Beginning of period	—
End of period	$12,374,948

UNDISTRIBUTED NET INVESTMENT INCOME	$984

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,227,655
Shares reinvested	4,199
Net increase in shares outstanding	1,231,854
Shares outstanding at beginning of period	—
Shares outstanding at end of period	1,231,854

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
See accompanying notes to financial statements.

11

LADDER SELECT BOND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 28, 2017 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments and futures contracts (b)	0.06
Total from investment operations	0.09

Less distributions:
From net investment income	(0.04)

Net asset value at end of period	$10.05

Total return (c)	0.85	%(d)

Net assets at end of period (000’s)	$12,375

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.26	%(e)

Ratio of net expenses to average net assets (f)	0.95	%(e)

Ratio of net investment income to average net assets (f)	0.96	%(e)

Portfolio turnover rate	91	%(d)

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
(b)

Net realized and unrealized gains on investments and futures contracts per share in this caption are balancing amounts necessary to reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

12

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2017

1. Organization

Ladder Select Bond Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 18, 2016.

The investment objective of the Fund is to seek a combination of current income and capital preservation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of February 28, 2017, the Advisor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities and futures valuation – The Fund’s fixed income securities, including mortgage-backed securities and interest-only strips (“IOs”), are typically valued using evaluated bid prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations established are reviewed by

13

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and IOs, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$—	$10,538,192	$—	$10,538,192
Money Market Funds	1,802,925	—	—	1,802,925
Total	$1,802,925	$10,538,192	$—	$12,341,117

Other Financial Instruments
Futures Contracts Sold Short	$(902)	$—	$—	$(902)

14

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturing of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are also included in interest income on the Statement of Operations. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statement of Operations. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the period ended February 28, 2017 was ordinary income. On March 31, 2017, the Fund paid an ordinary income dividend of $0.0157 per share to shareholders of record on March 30, 2017.

Futures contracts – The Fund may use futures contracts to gain exposure to or to hedge against changes in interest rates, credit spread, and other risks. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Daily fluctuations in the fair value of the assets of the Fund are

15

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

accumulated in an account each day. The total of this account is received or paid by the Fund when the position is closed. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. See Note 5.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$12,309,643
Gross unrealized appreciation	$51,213
Gross unrealized depreciation	(19,739)
Net unrealized appreciation on investments	31,474
Undistributed ordinary income	25,808
Dividends payable	(420)
Accumulated earnings	$56,862

For the period ended February 28, 2017, the following reclassification was made as a result of permanent differences between the financial statement and income tax reporting requirements:

Undistributed net investment income	$1,683
Accumulated net realized gains from security transactions and other financial instruments	(1,683)

Such reclassification has no effect on the Fund’s net assets or NAV per share.

16

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the tax period ended February 28, 2017 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $17,296,952 and $6,806,804, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed until July 31, 2019, to reduce investment advisory fees and reimburse other operating expenses in order to limit total annual operating expenses (exclusive of portfolio transactions and other investment-related costs (including brokerage costs); taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.95% of average daily net assets of the applicable class of shares. Accordingly, the Adviser did not collect any of its advisory fees and in addition, reimbursed other operating expenses totaling $25,037 during the period ended February 28, 2017.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any; and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $58,216 no later than February 29, 2020.

17

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has paid all expenses incurred related to the organization, offering and initial registration of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Ladder Capital Finance Portfolio II	81%
Betsy A Harris 2012 Family Trust	8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

18

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of February 28, 2017 are recorded in the following location in the Statement of Assets and Liabilities:

Derivative Investment Type	Risk	Location
Futures contracts	Interest Rate	Unrealized depreciation on futures contracts

The Fund’s transactions in derivative instruments during the period ended February 28, 2017 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations during the period ended February 28, 2017:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts	$—	$(902)

The average monthly notional amount of futures contracts sold short during the period ended February 28, 2017 was $(467,850), and the gross notional amount of future contracts sold short outstanding at February 28, 2017 was $(1,169,438). See Note 2.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral on a counterparty basis.

19

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 28, 2017, the offsetting of financial liabilities is as follows:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Short - futures contracts	$(902)	$—	$(902)	$902	$—
Total subject to a master netting or similar arrangement	$(902)	$—	$(902)	$902	$—

*	The amount is limited to the net amounts of financial liabilities and accordingly does not include excess collateral pledged.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates;

20

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of February 28, 2017, the Fund had 85.1% of the value of its net assets invested in CMBS.

8. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2017, the Fund had 75.1% of the value of its net assets invested in Rule 144A securities.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

●	Ordinary income dividend paid on March 31, 2017, as noted in Note 2.

●	On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund, replacing Brian Harris.

21

LADDER SELECT BOND FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ladder Select Bond Fund and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts sold short, of Ladder Select Bond Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period October 18, 2016 (commencement of operations) through February 28, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ladder Select Bond Fund as of February 28, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 1, 2017

22

LADDER SELECT BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (October 18, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

LADDER SELECT BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional Class	Beginning Account Value September 1, 2016 (a)	Ending Account Value February 28, 2017	Net Expense Ratio (b)	Expenses Paid During Period (c)
Based on Actual Fund Return	$ 1,000.00	$ 1,008.50	0.95%	$ 3.50
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76

(a)	Beginning Account Value is as of October 18, 2016 (date of commencement of operations) for the Actual Fund Return.
(b)	Annualized, based on the Fund's expenses for the period since inception.
(c)

Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period since inception) and 181/365 (to reflect the one-half year period), for the Actual Fund Return and Hypothetical 5% Return, respectively.

24

LADDER SELECT BOND FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2017 will be available without charge upon request no later than August 31, 2017 by calling toll-free 1-888-859-5867, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

LADDER SELECT BOND FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	26	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	26	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly the Standard Register Company) from 2011 to 2016	26	None
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	26	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act, because of his relationship with the Trust’s administrator, transfer agent and distributor.

26

LADDER SELECT BOND FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

President, Valued Advisers Trust (2017 to present); Secretary, Unified Series Trust (2016 to present); Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-866-859-5867.

27

LADDER SELECT BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board, including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement (the “Agreement”) with the Adviser for an initial two-year term. The Board approved the Agreement at an in-person meeting held on July 25-26, 2016, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In considering whether to approve the Agreement and in reaching its conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant to the Agreement, including the following factors.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Agreement. The Board also considered the Adviser’s proposed services to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations; the proposed initial marketing and distribution efforts; and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information provided to the Board (e.g., a description of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to the Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. The Board considered the investment management experience of the Adviser and thoroughly discussed with the Adviser the investment objective and strategies for the Fund. The Board also discussed the Adviser’s experience in managing similar types of strategies, and its plans for implementing such strategies. After consideration of these and other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. The Board considered the Adviser’s personnel and methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of financial commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the Adviser’s ELA with the Fund and noted the benefit to the Fund from the Adviser’s contractual obligation to reduce its advisory fee or reimburse other operating expenses through July 31, 2019. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board noted that the Fund’s advisory fee of 0.75% was above the average and the median for the Fund’s custom peer group, and

28

LADDER SELECT BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the fee was in the twentieth percentile of the larger Morningstar Intermediate-Term Bond Category. The Board further noted that the proposed total expense ratio of 0.95% is above the average and median for the Fund’s custom peer group, but below the average and above the median of the Morningstar Intermediate-Term Bond Category. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Fund is within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Agreement and the ELA. The Board determined that the shareholders of the Fund would benefit from the ELA until the Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits for the next two years, and the Board could review the arrangements going forward as necessary.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used to complete the Fund’s portfolio transactions; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including the Fund other clients with similar types of investment objectives and strategies as the Fund. The Board also considered the substance and administration of the Adviser’s Code of Ethics and policies and procedures regarding affiliated transactions. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

29

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND

(WAYEX)

Annual Report

February 28, 2017

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND LETTER TO SHAREHOLDERS	February 28, 2017

Dear Shareholders,

We are pleased to provide this update for the Navian Waycross Long/Short Equity Fund (the “Fund”). The Fund name was changed during the period to reflect Waycross Partners’ recent partnership with Navian Capital, LLC. Navian Capital is a broker/dealer based in Cincinnati, Ohio. The Navian partnership provides our firm with marketing, operational, and compliance support.

At Waycross Partners, we believe that through deep comprehensive analysis a portfolio can be carefully constructed using both long and short positions that meets investors’ growth objectives while reducing short-term volatility. This belief represents a guiding principle that shapes our investment decision-making process. The Fund’s investment approach is based on bottom-up company research that combines a thorough examination of a company’s fundamentals, its valuation, and market sentiment. We actively manage the Fund to seek consistent, positive returns by continually researching new opportunities for profitable stock selection.

Performance Review

Over the last 12 months the Fund produced a total return of +8.57%. The S&P 500 Index’s total return for the same period was +24.98% while the Credit Suisse AllHedge Long/Short Equity Index peer group advanced +8.37%. Losses related to short exposure in a rising market environment impacted performance; however, the Fund outperformed its peer benchmark for the period.

U.S. equities rallied strongly over the trailing one-year period with significant gains in Financials, Technology and Industrial stocks. Improving market fundamentals along with expectations for pro-business policies from the new presidential administration bolstered investor confidence. The Fund participated in the strong up-market with positive contribution from long positions. The Fund’s Industrial holdings benefited from an improved business climate and the outlook for infrastructure spending. The Fund also benefited from long positions in several banks and asset management companies. These interest rate sensitive industries rallied strongly as interest rates trended higher during the period. The Fund’s short exposure detracted value in the rising market environment.

Exposures Summary

The Fund’s long and short exposure increased during the period resulting in a higher net long exposure (longs minus shorts) of 53% at the end of February, slightly outside of our target range. The Fund’s beta vs. the S&P 500 increased modestly, ending the period at 0.53. In regards to sector positioning, notable changes include increasing the gross exposure to the Consumer Discretionary and Financials sectors. The Consumer Discretionary sector should benefit from the improving economy and health consumer stats such as spending and confidence levels. The Financials sector is well-positioned to benefit from rising interest rates and possible de-regulation. In addition, we increased exposure to the Materials sector from 0% to 6% and moved to a neutral position in Energy.

Fund Exposures
Total Portfolio Exposures	Long/Short Exposure By Sector

Top Five Long Positions			Top Five Short Positions
Security Name	Sector	% of Net Assets	Security Name	Sector	% of Net Assets
Alphabet, Inc. - Class A	Technology	4.7%	Cisco Systems, Inc.	Technology	-2.1%
Facebook, Inc. - Class A	Technology	4.6%	Accenture plc	Technology	-2.0%
CSX Corporation	Industrials	3.9%	IBM	Technology	-2.0%
Analog Devices, Inc.	Technology	3.9%	Texas Instruments, Inc.	Technology	-1.9%
Delta Air Lines, Inc.	Industrials	3.7%	Coca-Cola Co (The)	Cons Staples	-1.9%

Market Outlook

Market fundamentals appear supportive of higher equity prices. U.S. economic growth is estimated at +2.0% for 2017. Analysts are expecting strong first quarter 2017 corporate earnings growth. The current year-over-year estimate for S&P 500 constituents is +12% with Financials and Technology, the two largest sectors, leading the pack. These favorable stats exclude the impact of stimulus proposed by the Trump administration. Any benefit garnered from tax cuts or deregulation has the potential to push economic growth even higher. Despite encouraging pro-business rhetoric from the new administration, there is still a great deal of uncertainty. We expect the path ahead to be volatile as the U.S. adapts to higher interest rates and the policies (and tweeting practices) that come with a Trump presidency.

On behalf of Waycross Partners, LLC, thank you for investing in the Fund.

Sincerely,

Benjamin H. Thomas, CFA
Managing Partner | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.waycrossfunds.com or call 1-866-267-4304 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
PERFORMANCE INFORMATION
February 28, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Navian Waycross Long/Short Equity Fund versus the S&P 500® Index,
50% S&P 500® Index / 50% U.S. Treasury Bill Index
and the Credit Suisse AllHedge Long/Short Equity Index

Average Annual Total Returns For Periods Ended February 28, 2017
	1 Year	Since Inception(b)
Navian Waycross Long/Short Equity Fund (a)	8.57%	(0.66%)
S&P 500® Index	24.98%	8.83%
50% S&P 500® Index / 50% U.S. Treasury Bill Index	12.14%	4.63%
Credit Suisse AllHedge Long/Short Equity Index	8.37%	(1.26%)

(a)	The Fund's total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on April 29, 2015.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Net Sector Exposure versus S&P 500® Index*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
Alphabet, Inc. - Class A	4.7%	Cisco Systems, Inc.	2.1%
Facebook, Inc. - Class A	4.6%	Accenture plc - Class A	2.0%
CSX Corporation	3.9%	International Business Machines Corporation	2.0%
Analog Devices, Inc.	3.9%	Texas Instruments, Inc.	1.9%
Delta Air Lines, Inc.	3.7%	Coca-Cola Company (The)	1.9%
Amazon.com, Inc.	3.6%	Boeing Company (The)	1.8%
MasterCard, Inc. - Class A	3.6%	Chevron Corporation	1.7%
Aetna, Inc.	3.5%	HP, Inc.	1.6%
Celgene Corporation	3.4%	Mondelēz International, Inc. - Class A	1.6%
Walt Disney Company (The)	3.3%	3M Company	1.5%

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS February 28, 2017
COMMON STOCKS — 89.5%	Shares	Value
Consumer Discretionary — 18.7%
Hotels, Restaurants & Leisure — 2.9%
Norwegian Cruise Line Holdings Ltd. (a)	7,110	$360,477

Household Durables — 6.3%
Newell Brands, Inc.	7,760	380,473
Whirlpool Corporation	2,330	416,114
		796,587
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. (a)(b)	530	447,871

Media — 3.3%
Walt Disney Company (The)	3,790	417,241

Specialty Retail — 2.6%
Home Depot, Inc. (The)	2,260	327,497

Consumer Staples — 2.8%
Food & Staples Retailing — 2.8%
Kroger Company (The)	11,070	352,026

Energy — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
Hess Corporation	6,790	349,278

Financials — 7.4%
Banks — 5.4%
Bank of America Corporation	11,460	282,833
Citigroup, Inc.	3,440	205,746
KeyCorp	10,030	188,263
		676,842
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	1,050	260,463

Health Care — 11.4%
Biotechnology — 3.4%
Celgene Corporation (a)(b)	3,520	434,755

Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corporation (a)	2,390	224,756

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 89.5% (Continued)	Shares	Value
Health Care — 11.4% (Continued)
Health Care Providers & Services — 3.5%
Aetna, Inc. (b)	3,380	$435,209

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Company	5,920	335,723

Industrials — 12.9%
Air Freight & Logistics — 2.6%
FedEx Corporation	1,690	326,136

Airlines — 3.7%
Delta Air Lines, Inc.	9,260	462,352

Road & Rail — 6.6%
CSX Corporation	10,200	495,312
Hertz Global Holdings, Inc. (a)	14,910	338,755
		834,067
Information Technology — 30.3%
Internet Software & Services — 9.3%
Alphabet, Inc. - Class A (a)(b)	700	591,451
Facebook, Inc. - Class A (a)(b)	4,250	576,045
		1,167,496
IT Services — 9.4%
MasterCard, Inc. - Class A	4,050	447,363
PayPal Holdings, Inc. (a)	8,320	349,440
Visa, Inc. - Class A	4,500	395,730
		1,192,533
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	5,980	489,941
Versum Materials, Inc. (a)	11,250	340,988
		830,929
Software — 1.9%
Microsoft Corporation	3,760	240,565

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	2,850	390,422

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 89.5% (Continued)	Shares	Value
Materials — 3.2%
Chemicals — 3.2%
Air Products & Chemicals, Inc.	2,850	$400,339

Total Common Stocks (Cost $10,492,454)		$11,263,564

MONEY MARKET FUNDS — 3.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (c) (Cost $433,921)	433,921	$433,921

Total Investments at Value — 92.9% (Cost $10,926,375)		$11,697,485

Other Assets in Excess of Liabilities — 7.1% (d)		893,729

Net Assets — 100.0%		$12,591,214

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.
(d)	Includes cash held as collateral and margin deposits for open short positions.
See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT February 28, 2017
COMMON STOCKS — 35.7%	Shares	Value
Consumer Discretionary — 5.8%
Automobiles — 1.4%
General Motors Company	4,780	$176,095

Hotels, Restaurants & Leisure — 2.9%
McDonald's Corporation	1,450	185,093
Starbucks Corporation	3,230	183,690
		368,783
Specialty Retail — 1.5%
Lowe's Companies, Inc.	2,450	182,206

Consumer Staples — 5.0%
Beverages — 1.9%
Coca-Cola Company (The)	5,680	238,333

Food Products — 1.6%
Mondelēz International, Inc. - Class A	4,690	205,985

Household Products — 1.5%
Procter & Gamble Company (The)	2,050	186,693

Energy — 3.1%
Energy Equipment & Services — 1.4%
Schlumberger Ltd.	2,150	172,774

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corporation	1,960	220,500

Health Care — 5.0%
Biotechnology — 1.5%
Amgen, Inc.	1,070	188,887

Health Care Equipment & Supplies — 2.0%
Becton, Dickinson and Company	670	122,643
Stryker Corporation	960	123,418
		246,061
Health Care Providers & Services — 1.5%
DaVita, Inc.	2,760	191,572

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 35.7% (Continued)	Shares	Value
Industrials — 5.8%
Aerospace & Defense — 1.8%
Boeing Company (The)	1,270	$228,892

Industrial Conglomerates — 1.5%
3M Company	1,030	191,941

Machinery — 1.5%
Caterpillar, Inc.	1,880	181,721

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	1,250	122,712

Information Technology — 11.0%
Communications Equipment — 2.1%
Cisco Systems, Inc.	7,630	260,794

IT Services — 4.0%
Accenture plc - Class A	2,090	256,025
International Business Machines Corporation	1,370	246,354
		502,379
Semiconductors & Semiconductor Equipment — 1.9%
Texas Instruments, Inc.	3,160	242,119

Software — 1.4%
Check Point Software Technologies Ltd.	1,810	179,027

Technology Hardware, Storage & Peripherals — 1.6%
HP, Inc.	11,990	208,266

Total Securities Sold Short — 35.7% (Proceeds $4,179,313)		$4,495,740

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2017
ASSETS
Investments in securities:
At acquisition cost	$10,926,375
At value (Note 2)	$11,697,485
Cash deposits for securities sold short (Note 2)	5,610,073
Dividends receivable	11,463
Receivable for capital shares sold	35,000
Receivable from Adviser (Note 4)	1,623
Other assets	2,475
Total assets	17,358,119

LIABILITIES
Securities sold short, at value (proceeds $4,179,313) (Note 2)	4,495,740
Payable for investment securities purchased	244,382
Dividends payable on securities sold short (Note 2)	9,486
Payable to administrator (Note 4)	6,093
Other accrued expenses	11,204
Total liabilities	4,766,905

NET ASSETS	$12,591,214

NET ASSETS CONSIST OF:
Paid-in capital	$12,077,822
Accumulated net investment loss	(37,967)
Accumulated net realized gains from security transactions	96,676
Net unrealized appreciation (depreciation) on:
Investments	771,110
Short positions	(316,427)
NET ASSETS	$12,591,214

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,274,364

Net asset value, offering price and redemption price per share (Note 2)	$9.88

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF OPERATIONS For the Year Ended February 28, 2017
INVESTMENT INCOME
Dividend income	$87,554

EXPENSES
Investment advisory fees (Note 4)	163,177
Dividend expense on securities sold short (Note 2)	69,906
Professional fees	46,398
Fund accounting fees (Note 4)	27,352
Administration fees (Note 4)	26,500
Compliance fees (Note 4)	12,000
Transfer agent fees (Note 4)	12,000
Trustees’ fees and expenses (Note 4)	9,854
Registration and filing fees	8,663
Custody and bank service fees	8,270
Brokerage expense on securities sold short (Note 2)	3,826
Printing of shareholder reports	3,473
Insurance expense	2,460
Postage and supplies	2,440
Other expenses	9,982
Total expenses	406,301
Less fee reductions by the Adviser (Note 4)	(147,839)
Less fee waivers by the administrator (Note 4)	(3,500)
Net expenses	254,962

NET INVESTMENT LOSS	(167,408)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
Investments	1,041,962
Securities sold short	(625,300)
Net change in unrealized appreciation (depreciation) on:
Investments	850,877
Securities sold short	(380,323)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	887,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$719,808

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended February 28, 2017	Period Ended February 29, 2016 (a)
FROM OPERATIONS
Net investment loss	$(167,408)	$(66,502)
Net realized gains (losses) from:
Investments	1,041,962	(407,027)
Securities sold short	(625,300)	137,019
Net change in unrealized appreciation (depreciation) on:
Investments	850,877	(79,767)
Securities sold short	(380,323)	63,896
Net increase (decrease) in net assets resulting from operations	719,808	(352,381)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,944,314	5,517,869
Payments for shares redeemed	(1,852,751)	(385,645)
Net increase in net assets from capital share transactions	7,091,563	5,132,224

TOTAL INCREASE IN NET ASSETS	7,811,371	4,779,843

NET ASSETS
Beginning of period	4,779,843	—
End of period	$12,591,214	$4,779,843

ACCUMULATED NET INVESTMENT LOSS	$(37,967)	$(16,448)

CAPITAL SHARE ACTIVITY
Shares sold	944,674	565,823
Shares redeemed	(195,574)	(40,559)
Net increase in shares outstanding	749,100	525,264
Shares outstanding at beginning of period	525,264	—
Shares outstanding at end of period	1,274,364	525,264

(a)	Represents the period from the commencement of operations (April 29, 2015) through February 29, 2016.
See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended February 28, 2017	Period Ended February 29, 2016 (a)
Net asset value at beginning of period	$9.10	$10.00

Income (loss) from investment operations:
Net investment loss	(0.11)	(0.13)
Net realized and unrealized gains (losses) on investments	0.89	(0.77)
Total from investment operations	0.78	(0.90)

Net asset value at end of period	$9.88	$9.10

Total return (b)	8.57%	(9.00	%)(c)

Net assets at end of period (000's)	$12,591	$4,780

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.77%	7.25	%(d)

Ratio of net expenses to average net assets (e)	2.99%	3.30	%(d)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	2.13%	2.15	%(d)

Ratio of net investment loss to average net assets (e)	(1.96%)	(2.34	%)(d)

Portfolio turnover rate	192%	134	%(c)

(a)	Represents the period from the commencement of operations (April 29, 2015) through February 29, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and administrator had not reduced fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2017

1. Organization

Navian Waycross Long/Short Equity Fund (the “Fund”), formerly Waycross Long/Short Equity Fund, is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on April 29, 2015.

The investment objective of the Fund is to seek long-term capital appreciation with a secondary emphasis on capital preservation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets
Common Stocks	$11,263,564	$—	$—	$11,263,564
Money Market Funds	433,921	—	—	433,921
Total	$11,697,485	$—	$—	$11,697,485
Other Financial Instruments - Liabilities
Common Stocks - Sold Short	$(4,495,740)	$—	$—	$(4,495,740)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income and expense is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended February 28, 2017 and February 29, 2016.

Short sales – The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statement of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statement of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Waycross Partners, LLC (the “Adviser”) to accurately anticipate the future value of a security.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of investments in securities	$10,940,584
Gross unrealized appreciation	$904,847
Gross unrealized depreciation	(147,946)
Net unrealized appreciation	756,901
Net unrealized depreciation on securities sold short	(379,554)
Undistributed long-term gains	174,012
Accumulated capital and other losses	(37,967)
Accumulated earnings	$513,392

As of February 28, 2017, the proceeds of securities sold short on a tax basis is $4,116,186.

The federal income tax cost of portfolio investments and securities sold short and the tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

Net qualified late year ordinary losses incurred after December 31, 2016 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended February 28, 2017, the Fund intends to defer $37,967 of late year ordinary losses to March 1, 2017 for federal income tax purposes.

During the year ended February 28, 2017, the Fund utilized $129,820 of short-term capital loss carryforward to offset current year realized gains.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended February 28, 2017, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

Paid-in capital	$(98,071)
Accumulated net investment loss	145,889
Accumulated net realized gains from security transactions	(47,818)

Such reclassifications have no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (tax years ended February 29, 2016 and February 28, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the year ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, were $17,925,166 and $12,442,904, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Effective February 3, 2017, under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets. Prior to February 3, 2017, the Fund paid the Adviser an advisory fee at the annual rate of 1.99% of its average daily net assets.

Effective February 3, 2017, pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2018, to reduce investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; borrowing costs such as interest and dividend expenses on securities sold short; interest; costs to organize the Fund, acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), to an amount not exceeding 1.99% of the Fund’s average daily net assets. Prior to February 3, 2017, the Adviser had contractually agreed

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

to limit Total Annual Fund Operating Expenses to an amount not exceeding 2.15% of the Fund’s average daily net assets. Accordingly, during the year ended February 28, 2017, the Adviser reduced its advisory fees in the amount of $147,839.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $255,500 no later than the dates listed below:

February 28, 2019	February 29, 2020	Total
$ 107,661	$ 147,839	$ 255,500

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities. During the year ended February 28, 2017, Ultimus voluntarily waived fees in the amount of $3,500. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended and a $1,000 annual retainer (except for the Board Chairperson, who receives a $1,200 annual retainer), plus reimbursement of travel and other meeting-related expenses. Prior to October 1, 2016, each Independent Trustee received from the Fund a fee of $500 for each Board meeting attended and a $500 annual retainer. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
National Financial Services, LLC (for benefit of its customers)	76%
Maril & Company (for benefit of its customers)	18%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following: On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund, replacing Benjamin H. Thomas.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Navian Waycross Long/Short Equity Fund and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Navian Waycross Long/Short Equity Fund (the “Fund”), a series of Ultimus Managers Trust, as of February 28, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navian Waycross Long/Short Equity Fund as of February 28, 2017, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
April 27, 2017

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,023.80	2.81%	$14.10
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.86	2.81%	$14.01

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	26	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	26	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly the Standard Register Company) from 2011 to 2016	26	None
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	26	None

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (April 2015 to present) Assistant Secretary (October 2014 to April 2015)

Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); President, Valued Advisers Trust (2017 to present); Secretary, Unified Series Trust (2016 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014)

Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-866-267-4304.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Waycross Partners, LLC (the “Adviser”) for an additional term. Approval took place at an in-person meeting held on January 23-24, 2017, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In deciding to approve the Investment Advisory Agreement on behalf of the Fund, the Board recalled its review of the materials related to the Fund and Adviser throughout the last 12 months and its numerous discussions with Trust management and the Adviser about the operations and performance of the Adviser in connection with the Fund during the period. The Board further considered those materials and discussions and numerous other factors, including the following factors:

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception; its compliance procedures and practices; its efforts to promote the Fund and assist in its distribution; and its compliance program. The Board also noted that the Fund’s Principal Executive Officer is an employee of the Adviser and serves the Fund without additional compensation. After reviewing the foregoing information and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark indexes, custom peer groups, and Morningstar categories. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board noted that the Fund had outperformed relative to 3 of its 4 peer group funds and its Morningstar category for the one-year period ending November 30, 2016, and had underperformed relative to its benchmark for the one-year period and since inception as of November 30, 2016. Following additional discussion of the investment performance of the Fund; the Adviser’s experience in managing mutual funds, private funds, and separate accounts; the Adviser’s historical investment performance; and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund. In this regard, the Board considered the Adviser’s staffing; methods of operating; the education and experience of its personnel; its compliance program, policies and procedures; its financial condition and the level of commitment to the Fund; the asset level of the Fund; the overall expenses of the Fund, including the advisory fee; and the differences in fees and services to the Adviser’s

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)

other similar clients. The Board considered its discussion with the Adviser regarding the Adviser’s Expense Limitation Agreement (the “ELA”) with the Fund, and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s willingness to continue the ELA for the Fund until at least June 30, 2018.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s advisory fee and overall expense ratio to the average and median advisory fees and expense ratios for its peer group and Morningstar categories and fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Fund and other comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board noted that the Fund’s advisory fee was higher than the average and median advisory fee for the Fund’s peer group and Morningstar category, but were less than the highest in the Morningstar category. The Board also considered the Adviser’s commitment to limit the Fund’s expenses under the ELA. The Board further noted that the overall expense ratio for the Fund was higher than the average and median expense ratio for the other funds in the Fund’s peer group and Morningstar category, but less than the highest in the Morningstar category. The Board also compared the fees paid by the Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable to the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that for the Fund, the advisory fees paid to the Adviser by the Fund are fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered that for the Fund, the fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as the asset level increased, the shareholders of the Fund will continue to experience benefits from the ELA until the Fund’s assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the asset level for the Fund, expectations for asset growth, and level of fees, the Board determined that the fee arrangements with the Adviser will continue to provide benefits and that the Fund’s arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating broker-dealers; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined for the Fund that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the Adviser’s process for allocating trades among the Fund and its other clients; and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found for the Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors, as well as other factors, and in reliance on the information provided by the Advisor and Trust management, the Board unanimously concluded that the continuation of the Investment Advisory Agreement was in the best interests of each the Fund and its shareholders. It was noted that in in the Trustees’ deliberations regarding the approval of the renewal of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors above.

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Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.  Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is David M. Deptula. Mr. Deptula is “independent” for purposes of this Item.

Item 4.  Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $41,500 and $14,000 with respect to the registrant’s fiscal years ended February 28, 2017 and February 29, 2016, respectively.

(b)
Audit-Related Fees. No fees were billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,000 and $3,000 with respect to the registrant’s fiscal years ended February 28, 2017 and February 29, 2016, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
During the fiscal years ended February 28, 2017 and February 29, 2016, aggregate non-audit fees of $8,000 and $3,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Navian Waycross Long/Short Equity Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of HVIA Equity Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ladder Select Bond Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	May 9, 2017

*	Print the name and title of each signing officer under his or her signature.